Financial Instruments - Summary of Financial Liabilities Instalments Payable When Contractually Due (Detail) - CAD ($) $ in Millions	Jan. 31, 2022	Jan. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Trade payables and accruals	$ 1,622.9	$ 1,296.5
Liquidity risk [member]
Disclosure of detailed information about financial instruments [line items]
Trade payables and accruals	1,622.9
Long-term debt (including interest)	2,265.8
Lease liabilities (including interest)	163.6
Derivative financial instruments	10.3
Other financial liabilities	176.0
Total	4,238.6
Less than 1 year [member] | Liquidity risk [member]
Disclosure of detailed information about financial instruments [line items]
Trade payables and accruals	1,622.9
Long-term debt (including interest)	147.3
Lease liabilities (including interest)	33.0
Derivative financial instruments	9.6
Other financial liabilities	142.7
Total	1,955.5
1-3 years [member] | Liquidity risk [member]
Disclosure of detailed information about financial instruments [line items]
Long-term debt (including interest)	140.7
Lease liabilities (including interest)	50.5
Derivative financial instruments	0.7
Other financial liabilities	4.4
Total	196.3
4-5 years [member] | Liquidity risk [member]
Disclosure of detailed information about financial instruments [line items]
Long-term debt (including interest)	140.1
Lease liabilities (including interest)	30.7
Other financial liabilities	2.2
Total	173.0
More than 5 years [member] | Liquidity risk [member]
Disclosure of detailed information about financial instruments [line items]
Long-term debt (including interest)	1,837.7
Lease liabilities (including interest)	49.4
Other financial liabilities	26.7
Total	$ 1,913.8